UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October  31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Accommodation and Food Services - 1.6%
2,128	McDonald’s Corporation^	$380,444

	Administrative and Support and Waste Management and Remediation Services - 1.8%
2,959	Automatic Data Processing, Inc.^	413,787

	Finance and Insurance - 12.0%
8,423	Aflac, Inc.^	401,777
3,011	Chubb, Ltd.	400,613
5,039	Cincinnati Financial Corporation	408,764
12,725	Franklin Resources, Inc.^	376,787
24,308	People’s United Financial, Inc.	398,165
2,114	S&P Global, Inc.^	405,148
4,247	T Rowe Price Group, Inc.^	396,925
		2,788,179

	Information - 1.7%
13,028	AT&T, Inc.^	391,622

	Manufacturing - 54.6% ♦
8,592	A.O. Smith Corporation	411,213
5,626	Abbott Laboratories^	410,585
4,642	AbbVie, Inc.^	372,706
2,547	Air Products & Chemicals, Inc.^	418,701
9,129	Archer-Daniels-Midland Company^	409,892
1,656	Becton Dickinson and Company^	413,106
8,741	Brown-Forman Corporation - Class B	413,012
3,004	Caterpillar, Inc.	400,013
3,512	Chevron Corporation^	402,651
2,184	Cintas Corporation^	409,522
2,673	Clorox Company^	396,620
8,359	Coca-Cola Company^	402,319
6,409	Colgate-Palmolive Company^	414,534
5,035	Dover Corporation^	442,224
2,624	Ecolab, Inc.^	415,038
6,324	Emerson Electric Company^	414,032
5,583	Exxon Mobil Corporation^	409,122
2,334	General Dynamics Corporation^	399,511
9,588	Hormel Foods Corporation^	405,764
3,138	Johnson & Johnson^	417,605
3,577	Kimberly-Clark Corporation^	398,406
3,206	McCormick & Company, Inc.^	396,390
4,570	Medtronic plc^	403,942
7,010	Nucor Corporation^	429,292
9,853	Pentair plc^	405,845
3,641	PepsiCo, Inc.^	410,231
3,900	PPG Industries, Inc.^	411,216
1,430	Roper Technologies, Inc.^	405,062
3,372	Stanley Black & Decker, Inc.	426,356
3,450	United Technologies Corporation	407,342
4,784	V.F. Corporation^	402,669
		12,674,921

		Materials - 1.8%
2,533		Linde plc	412,904

		Real Estate - 1.8%
3,147		Federal Realty Investment Trust #^	417,198

		Retail Trade - 8.7%
4,343		Lowe’s Companies, Inc.^	417,623
5,646		Target Corporation^	412,158
1,393		W.W. Grainger, Inc.^	411,478
5,590		Walgreens Boots Alliance, Inc.^	403,934
4,053		Walmart, Inc.^	388,399
			2,033,592

		Utilities - 1.7%
5,133		Consolidated Edison, Inc.^	398,578

		Wholesale Trade - 14.3%
2,071		3M Company^	414,821
8,216		Cardinal Health, Inc.^	410,554
4,173		Genuine Parts Company	416,549
3,045		Illinois Tool Works, Inc.^	418,109
10,065		Leggett & Platt, Inc.	412,262
4,228		Procter & Gamble Company^	407,875
1,022		Sherwin-Williams Company^	430,793
6,375		Sysco Corporation^	407,044
			3,318,007
		TOTAL COMMON STOCKS (Cost $23,076,302)	23,229,232

		SHORT-TERM INVESTMENTS - 0.3%
59,425		First American Treasury Obligations Fund - Class X, 2.31%*	59,425
		TOTAL SHORT-TERM INVESTMENTS (Cost $59,425)	59,425
		TOTAL INVESTMENTS (Cost $23,135,727) - 100.3%	23,288,657
		Liabilities in Excess of Other Assets - (0.3%)	(65,823)
		NET ASSETS - 100.0%	$23,222,834

		Percentages are stated as a percent of net assets.

	^	All or a portion of this security is held as collateral for the options written. At January 31, 2019, the value of these securities amount to $1,915,538 or 8.2% of net assets.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	#	Real Estate Investment Trust (“REIT”).
	*	Rate shown is the annualized seven-day yield as of January 31, 2019.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Options Written
January 31, 2019 (Unaudited)

Contracts (100 shares per contract)		Description	Notional Value	Value
		CALL OPTIONS WRITTEN (a) - (0.02)%
2		3M Company, Expires 2/15/2019, Exercise Price $195.00	(40,060)	$(1,340)
6		Abbott Laboratories, Expires 2/15/2019, Exercise Price $70.00	(43,788)	(2,010)
5		AbbVie, Inc., Expires 2/15/2019, Exercise Price $90.00	(40,145)	(10)
9		Aflac, Inc., Expires 2/15/2019, Exercise Price $47.50	(42,930)	(1,057)
3		Air Products & Chemicals, Inc., Expires 2/15/2019, Exercise Price $160.00	(49,317)	(1,650)
9		Archer-Daniels-Midland Company, Expires 2/15/2019, Exercise Price $45.00	(40,410)	(810)
14		AT&T, Inc., Expires 2/15/2019, Exercise Price $31.00	(42,084)	(175)
3		Automatic Data Processing, Inc., Expires 2/15/2019, Exercise Price $135.00	(41,952)	(1,770)
2		Becton Dickinson and Company, Expires 2/15/2019, Exercise Price $240.00	(49,892)	(2,240)
9		Cardinal Health, Inc., Expires 2/15/2019, Exercise Price $50.00	(44,973)	(1,395)
4		Chevron Corporation, Expires 2/15/2019, Exercise Price $115.00	(45,860)	(850)
2		Cintas Corporation, Expires 2/15/2019, Exercise Price $185.00	(37,502)	(980)
3		Clorox Company, Expires 2/15/2019, Exercise Price $155.00	(44,514)	(315)
9		Coca-Cola Company, Expires 2/15/2019, Exercise Price $48.00	(43,317)	(846)
7		Colgate-Palmolive Company, Expires 2/15/2019, Exercise Price $62.50	(45,276)	(1,771)
5		Consolidated Edison, Inc., Expires 2/15/2019, Exercise Price $77.50	(38,825)	(500)
5		Dover Corporation, Expires 2/15/2019, Exercise Price $80.00	(43,915)	(4,050)
3		Ecolab, Inc., Expires 2/15/2019, Exercise Price $155.00	(47,451)	(1,380)
7		Emerson Electric Company, Expires 2/15/2019, Exercise Price $62.50	(45,829)	(2,555)
6		Exxon Mobil Corporation, Expires 2/15/2019, Exercise Price $72.50	(43,968)	(1,044)
3		Federal Realty Investment Trust, Expires 2/15/2019, Exercise Price $125.00	(39,771)	(2,115)
13		Franklin Resources, Inc., Expires 2/15/2019, Exercise Price $32.50	(38,493)	(65)
2		General Dynamics Corporation, Expires 2/15/2019, Exercise Price $170.00	(34,234)	(740)
10		Hormel Foods Corporation, Expires 2/15/2019, Exercise Price $42.50	(42,320)	(575)
3		Illinois Tool Works, Inc., Expires 2/15/2019, Exercise Price $135.00	(41,193)	(1,500)
3		Johnson & Johnson, Expires 2/15/2019, Exercise Price $130.00	(39,924)	(1,507)
4		Kimberly-Clark Corporation, Expires 2/15/2019, Exercise Price $115.00	(44,552)	(220)
4		Lowe’s Companies, Inc., Expires 2/15/2019, Exercise Price $95.00	(38,464)	(1,048)
3		McCormick & Company, Inc., Expires 2/15/2019, Exercise Price $140.00	(37,092)	(8)
2		McDonald’s Corporation, Expires 2/15/2019, Exercise Price $180.00	(35,756)	(442)
5		Medtronic plc, Expires 2/15/2019, Exercise Price $87.50	(44,195)	(1,047)
7		Nucor Corporation, Expires 2/15/2019, Exercise Price $57.50	(42,868)	(2,853)
10		Pentair plc, Expires 2/15/2019, Exercise Price $40.00	(41,190)	(1,525)
4		PepsiCo, Inc., Expires 2/15/2019, Exercise Price $110.00	(45,068)	(1,470)
4		PPG Industries, Inc., Expires 2/15/2019, Exercise Price $105.00	(42,176)	(860)
5		Procter & Gamble Company, Expires 2/15/2019, Exercise Price $90.00	(48,235)	(3,400)
1		Roper Technologies, Inc., Expires 2/15/2019, Exercise Price $280.00	(28,326)	(1,025)
2		S&P Global, Inc., Expires 2/15/2019, Exercise Price $190.00	(38,330)	(950)
1		Sherwin-Williams Company, Expires 2/15/2019, Exercise Price $400.00	(42,152)	(2,395)
7		Sysco Corporation, Expires 2/15/2019, Exercise Price $65.00	(44,695)	(683)
4		T Rowe Price Group, Inc., Expires 2/15/2019, Exercise Price $95.00	(37,384)	(400)
6		Target Corporation, Expires 2/15/2019, Exercise Price $70.00	(43,800)	(2,130)
5		V.F. Corporation, Expires 2/15/2019, Exercise Price $82.50	(42,085)	(1,375)
1		W.W. Grainger, Inc., Expires 2/15/2019, Exercise Price $300.00	(29,539)	(355)
6		Walgreens Boots Alliance, Inc., Expires 2/15/2019, Exercise Price $72.50	(43,356)	(693)
4		Walmart, Inc., Expires 2/15/2019, Exercise Price $97.50	(38,332)	(340)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received $46,484)		$(56,469)

	(a)	Exchange-Traded

Summary of Fair Value Disclosure at January 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,229,232	$-	$-	$23,229,232
Short-Term Investments	59,425	-	-	59,425
Total Investments in Securities	$23,288,657	$-	$-	$23,288,657

^See Schedule of Investments for breakout of investments by sector classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$56,469	$-	$56,469
Total Call Options Written	$-	$56,469	$-	$56,469

For the period ended January 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        3/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         3/26/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/26/2019

* Print the name and title of each signing officer under his or her signature.